Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
27.	Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2022, 2023 and 2024:

Name of related parties	Relationship with the Company
Nanjing Animal Pharmaceutical	An equity investee of the Company until December, 2022
Wuhan Chunzhijin	An equity investee of the Company
Weishi Network	An equity investee of the Company
Beijing Petdog	An available-for-sale debt investee that the Company has significant influence
Shanghai Guangcheng Information Technology (limited partnership) (“Shanghai Guangcheng Information”)	A company with a common director of the Company
MERCHANT TYCOON LIMITED	A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED	A shareholder of the Company
Yingzhi (Lisa) Tang	Senior management of the Company
Yan Jiang	Senior management of the Company
Di (Jackie) Chen	Senior management of the Company until July, 2021
Ying (Christina) Zhang	Senior management of the Company until February, 2022
Fei Wang	Senior management of the Company until April, 2022
Lijun Zhou	Senior management of the Company until April, 2022

Details of related party transactions are as follows:

	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB
Online marketing and information services

Weishi Network	19	-	-
	19	-	-
Purchase of merchandise

Weishi Network	1,582	-	-
Nanjing Animal Pharmaceutical	1,020	1,402	3,891
	2,602	1,402	3,891
	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB
Loans granted to related parties

Shanghai Guangcheng Information (a)	33,395	-	-
Wuhan Chunzhijin (b)	2,600	2,720	4,761
MERCHANT TYCOON LIMITED	-	100	-
Yingzhi (Lisa) Tang	1,750	-	-
Lijun Zhou	300	-	-
Yan Jiang	70	-	-
	38,115	2,820	4,761

(a)	In April 2021, the Company granted Shanghai Guangcheng Information a short-term loan with a total principal amount of RMB33.4 million (equivalent to USD 5 million), bearing an interest rate of 3.5% per annum. The loan was fully repaid by March 31, 2022.

(b)	The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to RMB10 million, which will be repaid on demand. In March 2023, the company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 11).

	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB
Advances provided to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED (b)	-	5,497	-
Nanjing Animal Pharmaceutical (c)	-	350	5,413
	-	5,847	5,413

Loans granted from related parties

Shanghai Guangcheng Information (a)	9,961	-	-

(a)	In April 2021, the Company obtained a total loan facility up to USD 5 million from Shanghai Guangcheng Information. During the year ended March 31, 2022, the Company drew down a total amount of USD 1.5 million (equivalent to RMB10.0 million) from the loan facility, with interest bearing at 3.5% per annum. The loan was fully repaid by March 31, 2022.

(b)	In January 2023, the Company made an advance payment of RMB 5.5 million to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2023 and 2024, the balance of the advance payment was RMB 5.5 million and RMB 4.1 million respectively, both of which are recorded as Prepayments to related parties.

(c)	During the years ended March 31, 2023, and 2024, the Company made advance payments totaling RMB 0.35 million and RMB5.4 million, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods. As of March 31, 2023, and 2024, there were goods valued at RMB 2.0 million and Nil, respectively, which were recorded as Prepayments to related parties.

Details of related party balances are as follows:

Amounts due from related parties

	As of March 31,	As of March 31,	As of March 31,
	2022	2023	2024
	RMB	RMB	RMB
Prepayments to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED	-	5,497	4,065
Nanjing Animal Pharmaceutical	1,650	2,000	-
Weishi Network	1,582	1,582	1,401
	3,232	9,079	5,466
Other receivables from related parties

Wuhan Chunzhijin	7,594	2,988	5,658

Loans to related parties
Yan Jiang	200	200	211
Fei Wang (a)	500	-	-
Lijun Zhou	200	-	-
Shanghai Guangcheng Information	-	-	27
MERCHANT TYCOON LIMITED	-	100	-
	900	300	238

(a)	In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This loan was pledged by 515,000 stock options owned by Fei Wang. In December 2022, the loan contract was renewed to December 2024 and was recorded as prepayments and other current assets as of March 31, 2024.

Amounts due to related parties

	As of March 31,	As of March 31,	As of March 31,
	2022	2023	2024
	RMB	RMB	RMB
Trade payables to related parties

Nanjing Animal Pharmaceutical	219	471	-